Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	12 Months Ended
		Feb. 28, 2025	Feb. 28, 2025	Dec. 05, 2024
C000251000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MFS Active Core Plus Bond ETF
Account Value		$ 10,086	$ 10,086	$ 10,000
Average Annual Return, Percent	[1]	0.86%
C000251001 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MFS Active Growth ETF
Account Value		$ 9,672	$ 9,672	10,000
Average Annual Return, Percent	[2]	(3.28%)
C000251002 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MFS Active Intermediate Muni Bond ETF
Account Value		$ 10,041	$ 10,041	10,000
Average Annual Return, Percent	[3]	0.41%
C000251003 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MFS Active International ETF
Account Value		$ 10,221	$ 10,221	10,000
Average Annual Return, Percent	[4]	2.21%
C000251004 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MFS Active Value ETF
Account Value		$ 10,196	$ 10,196	10,000
Average Annual Return, Percent	[5]	1.96%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,085	$ 10,085	10,000
Average Annual Return, Percent	[1],[6]	0.85%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
Account Value		$ 9,721	$ 9,721	10,000
Average Annual Return, Percent	[2],[7]	(2.79%)
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Account Value		$ 9,973	$ 9,973	10,000
Average Annual Return, Percent	[3],[8]	(0.27%)
MSCI All Country World ex US Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI All Country World (ex-US) Index (net div)
Account Value		$ 10,204	$ 10,204	10,000
Average Annual Return, Percent	[4],[9]	2.04%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Growth Index
Account Value		$ 9,637	$ 9,637	10,000
Average Annual Return, Percent	[2],[7]	(3.63%)
Bloomberg Municipal 1 15 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal 1-15 Year Index
Account Value		$ 10,037	$ 10,037	10,000
Average Annual Return, Percent	[3],[8]	0.37%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Value Index
Account Value		$ 9,903	$ 9,903	$ 10,000
Average Annual Return, Percent	[5],[10]	(0.97%)

[1]	For the period from the commencement of the fund's investment operations, December 5, 2024 through February 28, 2025.
[2]	For the period from the commencement of the fund's investment operations, December 5, 2024 through February 28, 2025.
[3]	For the period from the commencement of the fund's investment operations, December 5, 2024 through February 28, 2025.
[4]	For the period from the commencement of the fund's investment operations, December 5, 2024 through February 28, 2025.
[5]	For the period from the commencement of the fund's investment operations, December 5, 2024 through February 28, 2025.
[6]	Source: FactSet Research Systems Inc.
[7]	Source: FactSet Research Systems Inc.
[8]	Source: FactSet Research Systems Inc.
[9]	Source: FactSet Research Systems Inc.
[10]	Source: FactSet Research Systems Inc.